Income Tax (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred income taxes [Abstract]
Net operating loss carry forward	$ 14,391	$ 14,693
Research and development expenses	1,280	823
Valuation of financial instruments	(6)	(10)
Less – valuation allowance	(15,665)	(15,506)
Net deferred tax assets